Current Taxes and Deferred Taxes - Additional Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [abstract]
Net provision for current taxes	$ 56,852	$ 62,933